Sound Mind Investing Fund
Schedule of Investments
January 31, 2024 - (Unaudited)
EXCHANGE-TRADED FUNDS — 81.84% Shares Fair Value
ARK Innovation ETF
(a)
48,070 $ 2,182,859
Fidelity Blue Chip Growth ETF
(a)
244,220 8,349,881
Innovator Growth-100 Power Buffer ETF
(a)
50,840 2,146,465
Innovator U.S. Small Cap Power Buffer ETF
(a)
517,730 17,411,259
Invesco QQQ Trust, Series 1 18,540 7,730,624
iShares Expanded Tech-Software Sector ETF 5,570 2,341,517
iShares Russell 1000 Growth ETF
(b)
88,380 27,447,292
iShares U.S. Home Construction ETF 24,760 2,475,505
SPDR® NYSE Technology ETF 14,210 2,408,027
SPDR® S&P Emerging Markets Dividend ETF 253,090 8,136,844
Sprott Uranium Miners ETF 55,940 3,038,101
Total Exchange-Traded Funds Cost ($76,616,136) 83,668,374
MUTUAL FUNDS — 8.83%
AllianzGI NFJ Small-Cap Value Fund 162 2,322
Artisan International Small Cap Fund, Investor Class
(a)
100 1,710
Artisan International Value Fund, Investor Class 150 6,854
Artisan Mid Cap Value Fund, Investor Class 279 4,304
Champlain Small Company Fund, Institutional Class 100 2,081
Columbia Acorn Fund, Institutional Class
(a)
137 1,470
Delaware Select Growth Fund, Institutional Class
(a)
100 3,003
DFA International Small Cap Value Portfolio, Institutional Class 100 2,091
DFA International Small Company Portfolio, Institutional Class 100 1,893
DFA U.S. Small Cap Value Portfolio, Institutional Class 100 4,368
Franklin Small Cap Value Fund, Advisor Class 100 5,621
Hartford International Opportunities Fund (The), Class Y 248 4,403
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class 431,689 8,914,370
Invesco Oppenheimer International Small-Mid Company Fund, Class Y 100 4,099
Janus Henderson Mid Cap Value Fund, Class T 200 3,000
Janus Henderson Venture Fund, Class T 100 7,521
JOHCM International Select Fund, Institutional Class 100 2,314
JPMorgan Mid Cap Value Fund, Institutional Class 100 3,578
JPMorgan Small Cap Equity Fund, Select Class 100 5,279
JPMorgan Small Cap Growth Fund, Class L 100 1,920
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class 100 3,758
Longleaf Partners Fund 150 3,362
Longleaf Partners Small-Cap Fund 100 2,538
Lord Abbett Developing Growth Fund, Inc., Institutional Class
(a)
100 2,438
PRIMECAP Odyssey Aggressive Growth Fund 100 4,162
Prudential Jennison International Opportunities, Class Z 185 5,340
Royce Premier Fund, Investment Class 300 3,339
T. Rowe Price International Discovery Fund, Investor Class 75 4,580
T. Rowe Price Mid-Cap Growth Fund, Investor Class 50 5,001
T. Rowe Price New Horizons Fund, Investor Class 100 5,558
T. Rowe Price Small-Cap Value Fund, Investor Class 100 5,016
Wasatch International Growth Fund, Investor Class
(a)
150 3,515
Total Mutual Funds Cost ($9,496,722) 9,030,808

Sound Mind Investing Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
MONEY MARKET FUNDS - 9.53% Shares Fair Value
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.26%
(c)
9,747,624 $ 9,747,624
Total Money Market Funds (Cost $9,747,624) 9,747,624
Total Investments — 100.20% (Cost $95,860,482) 102,446,806
Liabilities in Excess of Other Assets — (0.20)% (208,286)
NET ASSETS — 100.00% $ 102,238,520
(a) Non-income producing security.
(b) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of January 31, 2024, the percentage of net assets invested in iShares Russell 1000 Growth ETF was 26.85% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(c) Rate disclosed is the seven day effective yield as of January 31, 2024.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

SMI Dynamic Allocation Fund
Schedule of Investments
January 31, 2024 - (Unaudited)
EXCHANGE-TRADED FUNDS — 89.61% Shares Fair Value
Innovator Growth- 100 Power Buffer ETF
(a)
129,637 $ 5,473,274
Innovator International Developed Power Buffer ETF
(a)
627,513 16,047,076
Innovator U.S. Small Cap Power Buffer ETF
(a)
41,560 1,397,663
iShares Core U.S. REIT ETF 45,490 2,363,206
iShares iBoxx $ High Yield Corporate Bond ETF 15,050 1,166,074
iShares iBoxx $ Investment Grade Corporate Bond ETF 40,190 4,427,732
iShares J.P. Morgan USD Emerging Markets Bond ETF 13,120 1,154,298
iShares TIPS Bond ETF 9,840 1,061,244
SPDR® Bloomberg 1-3 Month T-Bill ETF 28,660 2,630,415
SPDR® Bloomberg Barclays High Yield Bond ETF 12,290 1,165,952
SPDR® S&P 500® ETF
(b)
46,520 22,463,578
Vanguard Intermediate-Term Bond ETF 15,160 1,158,376
Vanguard Long-Term Bond ETF 20,340 1,496,210
Vanguard Real Estate ETF 51,596 4,328,388
Total Exchange-Traded Funds Cost ($62,736,963) 66,333,486
CLOSED END FUNDS — 6.93%
Sprott Physical Gold Trust
(a)
325,850 5,132,138
Total Closed End Funds Cost ($5,014,470) 5,132,138
MUTUAL FUNDS — 2.78%
Carillon Reams Unconstrained Bond Fund, Institutional Class 167,108 2,058,768
Total Mutual Funds Cost ($2,050,000) 2,058,768
MONEY MARKET FUNDS - 0.76%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.26%
(c)
561,527 561,527
Total Money Market Funds (Cost $561,527) 561,527
Total Investments — 100.08% (Cost $70,362,960) 74,085,919
Liabilities in Excess of Other Assets — (0.08)% (58,641)
NET ASSETS — 100.00% $ 74,027,278
(a) Non-income producing security.
(b) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of January 31, 2024, the percentage of net assets invested in SPDR® S&P 500® ETF was 30.35% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(c) Rate disclosed is the seven day effective yield as of January 31, 2024.
ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt

SMI Multi-Strategy Fund
Schedule of Investments
January 31, 2024 - (Unaudited)
EXCHANGE-TRADED FUNDS — 87.11% Shares Fair Value
ARK Innovation ETF
(a)
11,940 $ 542,195
Fidelity Blue Chip Growth ETF
(a)
63,830 2,182,348
Innovator Growth-100 Power Buffer ETF
(a)
110,808 4,678,313
Innovator International Developed Power Buffer ETF
(a)
154,827 3,959,313
Innovator U.S. Small Cap Power Buffer ETF
(a)
142,890 4,805,390
Invesco QQQ Trust, Series 1 3,740 1,559,468
iShares Expanded Tech-Software Sector ETF 1,630 685,219
iShares iBoxx $ High Yield Corporate Bond ETF 9,250 716,690
iShares iBoxx $ Investment Grade Corporate Bond ETF 17,250 1,900,433
iShares J.P. Morgan USD Emerging Markets Bond ETF 8,160 717,917
iShares Russell 1000 Growth ETF 21,250 6,599,400
iShares TIPS Bond ETF 4,970 536,015
iShares U.S. Home Construction ETF 6,760 675,865
SPDR® Bloomberg 1-3 Month T-Bill ETF 2,410 221,190
SPDR® Bloomberg Barclays High Yield Bond ETF 7,550 716,269
SPDR® NYSE Technology ETF 3,880 657,505
SPDR® S&P 500® ETF 16,250 7,846,800
SPDR® S&P Emerging Markets Dividend ETF 57,360 1,844,124
Sprott Uranium Miners ETF 49,500 2,688,345
Vanguard Intermediate-Term Bond ETF 6,270 479,091
Vanguard Long-Term Bond ETF 12,300 904,787
Vanguard Real Estate ETF 9,738 816,921
Total Exchange-Traded Funds Cost ($42,457,439) 45,733,598
CLOSED END FUNDS — 3.39%
Sprott Physical Gold Trust
(a)
113,140 1,781,955
Total Closed End Funds Cost ($1,743,822) 1,781,955
MUTUAL FUNDS — 4.49%
Carillon Reams Unconstrained Bond Fund, Institutional Class 32,653 402,286
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class
(a)
94,123 1,943,641
Invesco International Small-Mid Company Fund, Class Y 100 4,099
Lord Abbett Developing Growth Fund, Inc., Institutional Class
(a)
100 2,438
Wasatch International Growth Fund, Investor Class
(a)
100 2,343
Total Mutual Funds Cost ($2,461,530) 2,354,807
MONEY MARKET FUNDS - 5.07%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 5.26%
(b)
2,659,507 2,659,507
Total Money Market Funds (Cost $2,659,507) 2,659,507
Total Investments — 100.06% (Cost $49,322,298) 52,529,867
Liabilities in Excess of Other Assets — (0.06)% (29,433)
NET ASSETS — 100.00% $ 52,500,434
(a) Non-income producing security.

SMI Multi-Strategy Fund
Schedule of Investments (continued)
January 31, 2024 - (Unaudited)
(b) Rate disclosed is the seven day effective yield as of January 31, 2024.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt